Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2025	Jun. 30, 2024
NON-CURRENT ASSETS
Other financial assets		$ 190,517
Other receivables	664,493	27,887,034
Recoverable income tax		10,889
Deferred tax assets		14,476,230
Investments in joint ventures and associates	94,147,971	92,795,851
Property, plant and equipment	3,345,170	74,612,434
Investment properties		560,783
Intangible assets	75,258,790	177,331,280
Goodwill		112,163,432
Right of use asset	100,896	11,601,752
Total non-current assets	173,517,320	511,630,202
CURRENT ASSETS
Cash and cash equivalents	767,919	52,994,865
Other financial assets	8,254,261	14,667,607
Trade receivables	6,085,400	209,007,195
Other receivables	13,849,164	34,657,383
Recoverable income tax		655,691
Inventories	2,235,482	125,929,768
Biological assets		294,134
Total current assets	31,192,226	438,206,643
Total assets	204,709,546	949,836,845
SHAREHOLDERS’ DEFICIT / EQUITY
Issued capital	1,089,176	598,369
Shared to be issued	77,589
Shares premium	39,668,135	(5,516,907)
Own shares held	(422,146)	(444,473)
Stock options and share based incentives	7,271,881	6,222,175
Retained earnings / (deficit)	(110,317,946)	1,142,761
Revaluation of property, plant and equipment reserve	(1,323,916)	(1,323,916)
Foreign currency translation reserve	(2,013,856)	534,827
Shareholders’ deficit / Equity attributable to owners of the parent	(65,971,083)	1,212,836
Non-controlling interest	(16,902,519)	248,788,534
Total shareholders’ deficit / Equity	(82,873,602)	250,001,370
NON-CURRENT LIABILITIES
Borrowings	1,348,173	127,248,305
Deferred revenue and advances from customers		1,925,138
Government grants		782
Joint ventures and associates		296,455
Deferred tax liabilities	15,767,275	34,500,445
Provisions	16,154,574	17,484,715
Consideration for acquisition		2,005,143
Convertible and non-convertible notes	18,260,456	80,809,686
Lease liabilities		8,161,359
Total non-current liabilities	51,530,478	272,432,028
CURRENT LIABILITIES
Trade and other payables	7,323,933	168,937,536
Borrowings	227,154,007	234,510,751
Employee benefits and social security	243,634	7,506,831
Deferred revenue and advances from customers	1,260	3,924,801
Income tax payable		4,825,271
Government grants	1,280	3,655
Warrant liabilities	1,211,093
Consideration for acquisition		4,571,824
Lease liabilities	117,463	3,122,778
Total current liabilities	236,052,670	427,403,447
Total liabilities	287,583,148	699,835,475
Total shareholders’ deficit / equity and liabilities	$ 204,709,546	$ 949,836,845